Other information	12 Months Ended
Dec. 31, 2021
Other information
Other information

27 Other information

Supplemental cash flow information

(€ million)	2021	2020	2019
Investment in consolidated subsidiaries and businesses
Current assets	262	15	1
Non-current assets	2,698	193	12
Net borrowings	(486)	(64)	—
Current and non-current liabilities	(349)	(17)	(6)
Net effect of investments	2,125	127	7
Fair value of investments held before the acquisition of control	(99)	—	—
Non-controlling interests	(4)	(15)	(2)
Purchase price	2,022	112	5
Cash and cash equivalents acquired	(121)	(3)	—
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,901	109	5

Disposal of consolidated subsidiaries and businesses
Current assets	2	—	77
Non-current assets	—	—	188
Net borrowings	—	—	11
Current and non-current liabilities	—	—	(57)
Net effect of disposals	2	—	219
Reclassification of foreign currency translation differences among other items of OCI	—	—	(24)
Gain (loss) on disposal	—	—	16
Selling price	2	—	211
Cash and cash equivalents sold	—	—	(24)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	2	—	187

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold	232	—	—
Investments and businesses acquired
Current assets	370	—	—
Non-current assets	378	—	—
Net borrowings	(128)	—	—
Long-term and short-term liabilities	(420)	—	—
Total investments and businesses acquired	200	—	—
Total net disposals	32	—	—
Cash and cash equivalents acquired	42	—	—
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired	74	—	—

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	76	—	187

Investments in 2021 are disclosed in note 5 — Business Combinations and other significant transactions.

Disposals in 2021 concerned the restructuring of Unión Fenosa Gas SA following the agreement signed with the authorities of the Arab Republic of Egypt (ARE) and the Spanish company Naturgy for the resolution of all pending issues with the Egyptian partners relating to the joint venture Unión Fenosa Gas which resulted in a cash adjustment to Eni, included in the divestments.

Investments in 2020 related to the acquisition by Eni gas e luce SpA Società Benefit of a 70% controlling stake in Evolvere, a group operating in the business of distributed generation from renewable sources for €97 million, net of acquired cash of €3 million, and to the acquisition by Eni New Energy SpA of the whole capital of three companies holding authorization rights for the construction of three wind projects in Puglia for €12 million. The allocation of the purchase price of both business combinations is final.

Investments in 2019 concerned: (i) the acquisition of a 60% stake of SEA SpA, which supplies services and solutions for energy efficiency in the residential and industrial segments in Italy; (ii) the acquisition of the residual 32% interest in the joint operation Petroven Srl, which operates storage facilities of petroleum products.

Disposals in 2019 concerned the sale of 100% of the stake of Agip Oil Ecuador BV, which retains a service contract for the development of the Villano oil field.